Lazard Retirement Series Prospectus
May 1, 2015

Equity
Lazard Retirement US Strategic Equity Portfolio
Lazard Retirement US Small-Mid Cap Equity Portfolio
Lazard Retirement International Equity Portfolio

Emerging Markets
Lazard Retirement Emerging Markets Equity Portfolio

Asset Allocation
Lazard Retirement Global Dynamic Multi Asset Portfolio

Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

2	Summary Section	Carefully review this important section for
2	Lazard Retirement US Strategic Equity Portfolio	information on the Portfolios’ investment
6	Lazard Retirement US Small-Mid Cap Equity Portfolio	objectives, fees and past performance and a
10	Lazard Retirement International Equity Portfolio	summary of the Portfolios’ principal investment
14	Lazard Retirement Emerging Markets Equity Portfolio	strategies and risks.
18	Lazard Retirement Global Dynamic Multi Asset Portfolio
24	Additional Information about the Portfolios

25	Investment Strategies and Investment Risks	Review this section for additional information on the Portfolios’ investment strategies and risks.

35	Fund Management	Review this section for details on the people
35	Investment Manager	and organizations who oversee the Portfolios.
35	Portfolio Management
36	Biographical Information of Principal Portfolio Managers
37	Administrator
37	Distributor
37	Custodian

38	Account Policies	Review this section for details on how shares
38	Buying Shares	are valued, how to purchase and sell shares
38	Market Timing/Excessive Trading	and payments of dividends and distributions.
39	Calculation of Net Asset Value
40	Distribution and Servicing Arrangements
40	Selling Shares
40	Dividends, Distributions and Taxes

41	Financial Highlights	Review this section for recent financial information.

46	Other Performance of the Investment Manager

	Back Cover	Where to learn more about the Portfolios.
Prospectus1

Lazard Retirement Series Summary Section

Lazard Retirement US Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts (“VA contracts”) or variable life insurance policies (“VLI policies” and, together with VA contracts, the “Policies” and each, a “Policy”).

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.70%	.70%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	1.64%	1.64%	*

Total Annual Portfolio Operating Expenses	2.59%	2.34%

Fee Waiver and Expense Reimbursement**	1.59%	1.59%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.00%	.75%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% and .75% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$102	$654	$1,232	$2,806

Investor Shares	$77	$578	$1,106	$2,553

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 72% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US companies that the Investment Manager believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Prospectus3

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement US Strategic Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/09 16.35% Worst Quarter: 12/31/08 -23.02%

Average Annual Total Returns
(for the periods ended December 31, 2014)

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	3/18/98	14.71%	14.02%	6.64%	5.48%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)		13.68%	15.45%	7.67%	5.82%

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since May 2007.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since May 2011.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since May 2003.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select team, has been with the Portfolio since February 2009.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 24.

Prospectus5

Lazard Retirement Series Summary Section

Lazard Retirement US Small-Mid Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, but does not reflect the fees or charges imposed by the separate accounts of the Participating Insurance Companies under the Policies. If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.32%	.32%	*

Total Annual Portfolio Operating Expenses	1.32%	1.07%

Fee Waiver and Expense Reimbursement**	.07%	.07%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$411	$717	$1,584

Investor Shares	$102	$333	$583	$1,299

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid cap US

6Prospectus

companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $4.4 million to $19.6 billion as of April 9, 2015).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Prospectus7

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement US Small-Mid Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/09 29.26% Worst Quarter: 12/31/08 –29.16%

Average Annual Total Returns
(for the periods ended December 31, 2014)

The Russell 2000/2500 Linked Index shown in the table is an unmanaged index created by the Investment Manager, which links the performance of the Russell 2000® Index for all periods through May 31, 2009 (when the Portfolio’s investment focus was changed from small cap companies to small-mid cap companies) and the Russell 2500 Index for all periods thereafter.

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	11/4/97	11.03%	13.24%	7.30%	8.06%

Russell 2500 Index (reflects no deduction for fees, expenses or taxes)		7.07%	16.36%	8.72%	8.87%

Russell 2000/2500 Linked Index (reflects no deduction for fees, expenses or taxes)		7.07%	16.36%	8.30%	7.71%

8Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Daniel Breslin, portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity team, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since 2014.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since May 2003.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 24.

Prospectus9

Lazard Retirement Series Summary Section

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, but does not reflect the fees or charges imposed by the separate accounts of the Participating Insurance Companies under the Policies. If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.09%	.09%	*

Total Annual Portfolio Operating Expenses	1.09%	.84%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$111	$347	$601	$1,329

Investor Shares	$86	$268	$466	$1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.

10Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $1.6 billion to $274.4 billion as of April 9, 2015) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Prospectus11

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/09 19.00% Worst Quarter: 9/30/11 –17.92%

Average Annual Total Returns
(for the periods ended December 31, 2014)

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	9/1/98	–4.21%	6.75%	4.77%	4.23%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		–4.90%	5.33%	4.43%	4.84%

12Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since November 2005.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Kevin J. Matthews, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2013.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since May 2003.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since September 1998.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 24.

Prospectus13

Lazard Retirement Series Summary Section

This Portfolio is closed to investment by new participants. See page 38 for more information.

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, but does not reflect the fees or charges imposed by the separate accounts of the Participating Insurance Companies under the Policies. If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.13%	.14%

Total Annual Portfolio Operating Expenses	1.38%	1.14%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$140	$437	$755	$1,657

Investor Shares	$116	$362	$628	$1,386

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

14Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets® Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Prospectus15

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 34.36% Worst Quarter: 12/31/08 -31.03%

Average Annual Total Returns
(for the periods ended December 31, 2014)

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	11/4/97	–4.64%	2.95%	9.40%	7.90%

Investor Shares	5/1/06	–4.38%	3.21%	N/A	4.91%

MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)		–2.19%	1.78%	8.43%	7.10% (Service) 3.71% (Investor)

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since November 2001.

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since May 2007.

Monika Shrestha, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since December 2014.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since November 1997.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 24.

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Lazard Retirement Series Summary Section

Lazard Retirement Global Dynamic Multi Asset Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, but does not reflect the fees or charges imposed by the separate accounts of the Participating Insurance Companies under the Policies. If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.85%	.85%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.23%	.23%	*

Total Annual Portfolio Operating Expenses	1.33%	1.08%

Fee Waiver and Expense Reimbursement**	.28%	.28%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.05%	.80%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .80% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$107	$394	$702	$1,577

Investor Shares	$82	$316	$568	$1,292

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 105% of the average value of its portfolio.

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Principal Investment Strategies

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

•

invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

•	invest in exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as ETFs)

•	invest in securities of companies of any size or market capitalization

•	invest in debt securities of any maturity or duration

•

invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) (or lower than BBB by Standard & Poor’s Ratings Group (“S&P”)) (“junk bonds”) or securities that are unrated

•

enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial

Prospectus19

leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Value Investing and Growth Investing Risks. The Portfolio may invest a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The Portfolio also may invest a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Quantitative Model Risk. The success of the Portfolio depends upon effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments in lower-rated, higher-yielding securities are subject

20Prospectus

to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

ETF Risk. Any investments in ETFs are subject to the risks of the investments of the ETFs, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any ETFs in which the Portfolio invests. Shares of ETFs in which the Portfolio invests may trade at prices that vary from their net asset values (“NAVs”), sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Forward Currency Contracts and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Swap agreements, forward currency contracts, over-the-counter options on securities, indexes and currencies, structured notes and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security, index or currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs.

Prospectus21

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi Asset Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 12/31/13 7.27% Worst Quarter: 9/30/14 –2.44%

Average Annual Total Returns
(for the periods ended December 31, 2014)

The 50% MSCI World Index/50% Barclays Capital Global Aggregate Bond Index shown in the table is an unmanaged index created by the Investment Manager and is a 50/50 blend of the MSCI World Index and the Barclays Capital Global Aggregate Bond® Index.

	Inception Date	1 Year	Since Inception

Service Shares	4/30/12	2.70%	10.23%

MSCI World Index (reflects no deduction for fees, expenses or taxes)		4.94%	13.29%

50% MSCI World Index/50% Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.80%	6.61%

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Jai Jacob, portfolio manager/analyst on the Investment Manager’s Multi Asset team, has been with the Portfolio since April 2012.

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi Asset team, has been with the Portfolio since May 2013.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 24.

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Lazard Retirement Series Additional Information about the Portfolios

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in a Portfolio through a separate account.

Financial Intermediary Compensation

Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolios and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of a Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including a Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend a Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

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Lazard Retirement Series Investment Strategies and Investment Risks

Overview

The Fund consists of twenty separate Portfolios, five of which are described in this prospectus.

Each Portfolio has its own investment objective, strategies, and risk/return and expense profile. There is no guarantee that any Portfolio will achieve its investment objective. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio other than Lazard Retirement Global Dynamic Multi Asset Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective of each Portfolio may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of each Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolios are intended to be funding vehicles for VA contracts and VLI policies offered by the separate accounts of the Participating Insurance Companies. Not all Portfolios or share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by the Investment Manager. However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Board monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

Lazard Retirement US Strategic Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of US companies that the Investment Manager believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500 Index (ranging from approximately $3.3 billion to $731.6 billion as of April 9, 2015). Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in ETFs and similar products, which generally pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a

Prospectus25

decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard Retirement US Small-Mid Cap Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of small to mid capitalization US companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index (ranging from approximately $4.4 million to $19.6 billion as of April 9, 2015). Because “small-mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio invests may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small-mid cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research analysts.

The Investment Manager believes that contribution of ideas from multiple sources within the firm benefits the generation of investment ideas for consideration by the Portfolio’s portfolio management team. Companies selected for investment in the Portfolio generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

•	sustainable returns

•	strong free cash flow with balance sheet flexibility

•	attractive valuation, utilizing peer group and historical comparisons

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

26Prospectus

The Portfolio may invest in ETFs and similar products, which generally pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard Retirement International Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $1.6 billion to $274.4 billion as of April 9, 2015) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may invest in ETFs and similar products, which generally pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Prospectus27

Lazard Retirement Emerging Markets Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Portfolio may invest in ETFs and similar products, which generally pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard Retirement Global Dynamic Multi Asset Portfolio

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies. Quantitative analysis includes statistical analysis of portfolio risks and performance characteristics, factor dependencies and trading tendencies. Qualitative analysis includes analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

The Investment Manager engages in fundamental analysis (including credit analysis) while taking into

28Prospectus

account macroeconomic and other considerations in selecting investment opportunities. The allocation among the Investment Manager’s strategies may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions, and at any given time the Portfolio’s assets may not be allocated to all strategies. The investment philosophy employed for the Portfolio is based on an understanding that the current economic environment can be coupled with research into the drivers of (and risks to) outperformance in the strategies in which the Portfolio invests to create a blend of strategies aligned with the economic cycle.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

•

invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

•	invest in ETFs and similar products, which generally pursue a passive index-based strategy

•	invest in securities of companies of any size or market capitalization

•	invest in debt securities of any maturity or duration

•

invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or securities that are unrated

•

enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Debt securities in which the Portfolio may invest (as a consequence of allocating its assets among various of the Investment Manager’s investment strategies) include debt securities issued or guaranteed by governments, government agencies or supranational bodies or US and non- US companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade bonds (“junk bonds”), convertible securities, commercial paper, collateralized debt obligations, short- and medium-term obligations and other fixed-income obligations.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

The Portfolio considers an issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US as doing a substantial amount of business outside the US. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is

Prospectus29

redeemed on a single day, or other similar circumstances.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Investment Risks

You should be aware that the Portfolios:

•	are not bank deposits

•	are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	are not guaranteed to achieve their stated goals

The Portfolios also are subject to the investment risks listed in the tables below. For a description of the risks listed in the tables, please see “Glossary—Investment Risks” immediately following the tables. See also the Portfolios’ Statement of Additional Information for information on certain other investments in which the Portfolios may invest and other investment techniques in which the Portfolios may engage from time to time and related risks.

	Retirement US Strategic Equity portfolio	Retirement US Small- Mid Cap Equity Portfolio	Retirement International Equity Portfolio	Retirement Emerging Markets Equity Portfolio	Retirement Gobal Dynamic Market Asset Portfolio

Allocation Risk					✓

Derivatives Risk					✓

Emerging Market Risk	✓	✓	✓	✓	✓

ETF Risk	✓	✓	✓	✓	✓

Fixed-Income and Debt Securities Risk					✓

Focused Investing Risk	✓	✓

Foreign Currency Risk	✓	✓	✓	✓	✓

Growth Investing Risk					✓

Hedging Risk	✓	✓	✓	✓	✓

High Portfolio Turnover Risk		✓

IPO Shares Risk	✓	✓	✓	✓	✓

Issuer Risk	✓	✓	✓	✓	✓

Large Cap Companies Risk	✓		✓

Liquidity Risk					✓

Market Risk	✓	✓	✓	✓	✓

Non-US Securities Risk	✓	✓	✓	✓	✓

Quantitative Model Risk					✓

Securities Selection Risk	✓	✓	✓	✓	✓

Small and Mid Cap Companies Risk	✓	✓			✓

Value Investing Risk	✓	✓	✓	✓	✓

Volatility Management Risk					✓

Glossary—Investment Risks

Allocation Risk. A Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation between the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Derivatives Risk. Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on ETFs and exchange-traded notes), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options in which certain Portfolios may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less

30Prospectus

diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of an ETF may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. A Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and a Portfolio’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Portfolio enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not available under the 1940 Act, a Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or effective durations. Other risk factors could have an effect on the Portfolio’s performance, including:

•	if an issuer fails to make timely interest or principal payments (known as credit risk)

•

if there is a decline, or a perceived decline, in the credit quality of a fixed-income security (or any guarantor of payment on such security) the security’s value could fall, potentially lowering a Portfolio’s share price

•	during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like

Any investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Non-investment grade (“junk”) securities tend to be more volatile, less liquid and are considered speculative.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), a Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Prospectus31

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Focused Investing Risk. The NAV of these Portfolios may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolios’ foreign currency exposure.

Growth Investing Risk. The Portfolios invest in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolios invest may respond differently to market and other developments than other types of stocks.

Hedging Risk. Derivative instruments, such as futures contracts or swap agreements, even when entered into for the purpose of protecting the value of Portfolio investments (hedging), may reduce returns, such as when such instruments are not well correlated with the investments seeking to be hedged. In addition, while such instruments may protect the value of Portfolio investments from a decline in value, the entry into such contracts for hedging purposes would limit any gains associated with the investments being hedged. The Portfolio’s ability to fully hedge its risk may be further limited by regulatory and other constraints.

High Portfolio Turnover Risk. The Portfolios’ investment strategies may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs, which will reduce returns to shareholders.

IPO Shares Risk. The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on a Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods

32Prospectus

or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The lack of a readily available market may limit the ability of a Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, a Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for a Portfolio to dispose of the position at the desired time or price.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

The global financial crisis that began in 2008 has caused unprecedented volatility in the markets. The US government and the Board of Governors of the Federal Reserve System, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the liquidity and value of certain securities.

Non-US Securities Risk. A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Quantitative Model Risk. The success of the Portfolio depends upon effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for a Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. A Portfolio generally invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which a Portfolio invests may respond differently to market and other developments than other types of stocks.

Prospectus33

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in this Portfolio’s performance as described in the Strategy section, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

34Prospectus

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $197 billion as of December 31, 2014. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2014, the Investment Manager waived all or a portion of its management fee with respect to Lazard Retirement US Strategic Equity Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio and Lazard Retirement Global Dynamic Multi Asset Portfolio, resulting in such Portfolios paying the Investment Manager an investment management fee at the effective annual rate of 0%, .68%, and .57%, respectively.

Name of Portfolio	Investment Management Fee Payable

Retirement US Strategic Equity Portfolio	.70%

Retirement US Small-Mid Cap Equity Portfolio	.75%

Retirement International Equity Portfolio	.75%

Retirement Emerging Markets Equity Portfolio	1.00%

Retirement Global Dynamic Multi Asset Portfolio	.85%

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolios, and the Investment Manager is available in the Portfolios’ semi-annual reports to shareholders for the period ended June 30, 2014.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse each Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed the amounts shown below (expressed as a percentage of the average daily net assets of the Portfolio’s Service Shares and Investor Shares), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolios.

Name of Portfolio	Service Shares	Investor Shares

Retirement US Strategic Equity Portfolio	1.00%	.75%

Retirement US Small-Mid Cap Equity Portfolio	1.25%	1.00%

Retirement International Equity Portfolio	1.10%	.85%

Retirement Emerging Markets Equity Portfolio	1.55%	1.30%

Retirement Global Dynamic Multi Asset Portfolio	1.05%	.80%

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

Retirement US Strategic Equity Portfolio—Christopher H. Blake (since May 2007), Martin Flood (since May 2011), Andrew D. Lacey# (since May 2003) and Ronald Temple (since February 2009)

Retirement US Small-Mid Cap Equity Portfolio—Daniel Breslin (since May 2007), Michael DeBernardis (since October 2010), Martin Flood (since 2014) and Andrew D. Lacey## (since May 2003)

Retirement International Equity Portfolio—Michael G. Fry (since November 2005), Michael A. Bennett and Michael Powers (each since May 2003), Kevin J.

Prospectus35

Matthews (since May 2013) and John R. Reinsberg# (since September 1998)

Retirement Emerging Markets Equity Portfolio—James M. Donald (since November 2001), Rohit Chopra (since May 2007), Monika Shrestha (since December 2014) and John R. Reinsberg## (since November 1997)

Retirement Global Dynamic Multi Asset Portfolio—Jai Jacob (since April 2012) and Stephen Marra (since May 2013)

#	In addition to his oversight responsibility as described below, Mr. Lacey or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

##

As a Deputy Chairman of the Investment Manager, Mr. Lacey or Mr. Reinsberg, as the case may be, is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987.

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the Investment Manager.

Daniel Breslin, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity team. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Rohit Chopra, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney. He began working in the investment field in 1996.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a Chartered Financial Analyst Charterholder.

Martin Flood, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Jai Jacob, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Multi Asset team. Mr. Jacob

36Prospectus

began working in the investment field in 1998 when he joined the Investment Manager.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of US and Global strategies. He also is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams and the Fundamental Long/Short team. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Stephen Marra, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Multi Asset team, specializing in strategy research. Prior to joining the Multi Asset team, Mr. Marra worked in Settlements, Fixed Income Risk and Quantitative Technology. He began working in the investment field in 1999 upon joining the Investment Manager.

Kevin J. Matthews, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the International Equity teams, Mr. Matthews was a research analyst with a background in financial, automotive, aerospace and capital goods sectors. He began working in the investment field in 2001 when he joined the Investment Manager.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Monika Shrestha, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, responsible for research coverage of companies in the financials sector. Prior to joining the Investment Manager in 2003, Ms. Shrestha was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. Ms. Shrestha began working in the investment field in 1997.

Ronald Temple, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select team. He also is a Co-Director of Research and has primary research coverage of the financials sector. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolios is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as each Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolios’ investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of non-US securities.

Prospectus37

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time a Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Lazard Retirement Emerging Markets Equity Portfolio Closed to New Participants

Effective as of the close of business on July 19, 2010, the Portfolio was closed to investment through new insurance companies. Investors may continue to invest and open new accounts in the Portfolio through Participating Insurance Companies with Policies through which the Portfolio was available as of July 19, 2010. Currently, no investors other than those purchasing through these Participating Insurance Companies may purchase shares of the Portfolio.

The Fund may make certain exceptions or otherwise modify this policy at any time. The Fund also reserves the right to further close the Portfolio to investors at any time (including to current investors) or to open the Portfolio to all eligible investors at any future date.

For questions about the Portfolio, please call (800) 823-6300.

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to a Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. Each Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary

38Prospectus

may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging a Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, Portfolios investing in securities trading in non-US markets may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The Fund determines the NAV of each Portfolio’s share Classes as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’

Prospectus39

NAVs. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

Each Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows each Portfolio to pay the Distributor a fee, at the annual rate of 0.25% of the value of the average daily net assets of each Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of each Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the rule 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer a Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Annual year end distribution estimates are expected to be available on or about November 19, 2015 at www.LazardNet.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the 2014 fiscal year that were not distributed by December 31, 2014) are expected to be available on or about August 19, 2015 at www.LazardNet.com or by calling (800) 823-6300.

Since each Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

40Prospectus

Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights tables presented are intended to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information for all fiscal years or periods shown except the fiscal year ended December 31, 2014 was audited by other auditors. The information for the fiscal year ended December 31, 2014 has been audited by Deloitte & Touche LLP, whose report, along with each Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return. As of the date of this Prospectus, only Lazard Retirement Emerging Markets Equity Portfolio had issued Investor Shares.

LAZARD RETIREMENT US STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$12.02	$10.44	$9.26	$9.18	$8.19

Income from investment operations:
Net investment income	0.09	0.11	0.12	0.10	0.06
Net realized and unrealized gain	1.68	2.80	1.18	0.08	0.99

Total from investment operations	1.77	2.91	1.30	0.18	1.05

Less distributions from:
Net investment income	(0.09)	(0.11)	(0.12)	(0.10)	(0.06)
Net realized gains	(1.55)	(1.22)	—	—	—

Total distributions	(1.64)	(1.33)	(0.12)	(0.10)	(0.06)

Net asset value, end of year	$12.15	$12.02	$10.44	$9.26	$9.18

Total Return (a)	14.71%	28.07%	14.01%	1.96%	12.85%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$12,391	$8,944	$6,702	$6,008	$6,172
Ratios to average net assets:
Net expenses	1.00%	1.00%	1.00%	1.00%	1.22%
Gross expenses	2.59%	2.88%	3.23%	3.37%	3.84%
Net investment income	0.79%	0.97%	1.16%	1.04%	0.68%
Portfolio turnover rate	72%	66%	59%	50%	55%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$8.71	$7.30	$9.26	$11.04	$9.68

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	(0.01)	(0.01)	0.03
Net realized and unrealized gain (loss)	0.94	2.53	0.95	(1.01)	2.27

Total from investment operations	0.92	2.50	0.94	(1.02)	2.30

Less distributions from:
Net investment income	—	—	—	—	(0.03)
Net realized gains	(1.45)	(1.09)	(2.90)	(0.76)	(0.91)

Total distributions	(1.45)	(1.09)	(2.90)	(0.76)	(0.94)

Net asset value, end of year	$8.18	$8.71	$7.30	$9.26	$11.04

Total Return (a)	11.03%	35.08%	10.38%	–9.07%	23.72%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$63,491	$58,923	$46,978	$180,524	$146,644
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.20%	1.15%	1.18%
Gross expenses	1.32%	1.35%	1.20%	1.15%	1.18%
Net investment income (loss)	–0.20%	–0.33%	–0.06%	–0.16%	0.29%
Portfolio turnover rate	92%	101%	74%	98%	122%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$13.26	$11.12	$9.33	$10.28	$9.76

Income (loss) from investment operations:
Net investment income	0.21	0.17	0.19	0.18	0.12
Net realized and unrealized gain (loss)	(0.76)	2.13	1.78	(0.93)	0.53

Total from investment operations	(0.55)	2.30	1.97	(0.75)	0.65

Less distributions from:
Net investment income	(0.21)	(0.16)	(0.18)	(0.20)	(0.13)

Total distributions	(0.21)	(0.16)	(0.18)	(0.20)	(0.13)

Net asset value, end of year	$12.50	$13.26	$11.12	$9.33	$10.28

Total Return (a)	–4.21%	20.76%	21.11%	–7.27%	6.72%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$690,324	$689,512	$592,437	$513,882	$471,030
Ratios to average net assets:
Net expenses	1.09%	1.10%	1.10%	1.12%	1.14%
Gross expenses	1.09%	1.10%	1.10%	1.12%	1.14%
Net investment income	1.59%	1.41%	1.80%	1.89%	1.41%
Portfolio turnover rate	34%	40%	43%	39%	53%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$21.51	$22.22	$18.71	$23.33	$19.23

Income (loss) from investment operations:
Net investment income (a)	0.37	0.31	0.33	0.44	0.34
Net realized and unrealized gain (loss)	(1.35)	(0.58)	3.78	(4.64)	4.02

Total from investment operations	(0.98)	(0.27)	4.11	(4.20)	4.36

Less distributions from:
Net investment income	(0.37)	(0.31)	(0.35)	(0.42)	(0.26)
Net realized gains	(0.20)	(0.13)	(0.25)	—	—

Total distributions	(0.57)	(0.44)	(0.60)	(0.42)	(0.26)

Net asset value, end of year	$19.96	$21.51	$22.22	$18.71	$23.33

Total Return (b)	–4.64%	–1.24%	22.05%	–18.00%	22.69%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$859,747	$846,233	$734,699	$580,370	$581,859
Ratios to average net assets:
Net expenses	1.38%	1.38%	1.39%	1.42%	1.46%
Gross expenses	1.38%	1.38%	1.39%	1.42%	1.46%
Net investment income	1.66%	1.42%	1.57%	2.04%	1.66%
Portfolio turnover rate	12%	14%	23%	19%	27%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Investor Shares
Net asset value, beginning of year	$21.28	$21.99	$18.52	$23.17	$19.13

Income (loss) from investment operations:
Net investment income (a)	0.42	0.37	0.38	0.50	0.38
Net realized and unrealized gain (loss)	(1.34)	(0.59)	3.74	(4.62)	4.01

Total from investment operations	(0.92)	(0.22)	4.12	(4.12)	4.39

Less distributions from:
Net investment income	(0.42)	(0.36)	(0.40)	(0.53)	(0.35)
Net realized gains	(0.20)	(0.13)	(0.25)	—	—

Total distributions	(0.62)	(0.49)	(0.65)	(0.53)	(0.35)

Net asset value, end of year	$19.74	$21.28	$21.99	$18.52	$23.17

Total Return (b)	–4.38%	–1.01%	22.34%	–17.79%	23.05%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$229,855	$260,330	$282,596	$244,320	$339,899
Ratios to average net assets:
Net expenses	1.14%	1.14%	1.14%	1.17%	1.21%
Gross expenses	1.14%	1.14%	1.14%	1.17%	1.21%
Net investment income	1.91%	1.71%	1.85%	2.31%	1.83%
Portfolio turnover rate	12%	14%	23%	19%	27%

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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LAZARD RETIREMENT GLOBAL DYNAMIC MULTI ASSET PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Year Ended		For the Period 4/30/12* to 12/31/12
	12/31/14	12/31/13

Service Shares

Net asset value, beginning of period	$12.30	$10.54	$10.00

Income from investment operations:
Net investment income	0.11	0.06	0.03
Net realized and unrealized gain	0.23	1.99	0.54

Total from investment operations	0.34	2.05	0.57

Less distributions from:
Net investment income	(0.07)	(0.04)	— (c)
Net realized gains	(0.71)	(0.25)	(0.03)

Total distributions	(0.78)	(0.29)	(0.03)

Net asset value, end of period	$11.86	$12.30	$10.54

Total Return (a)	2.70%	19.49%	5.74%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$176,669	$99,760	$30,262
Ratios to average net assets (b):
Net expenses	1.05%	1.05%	1.05%
Gross expenses	1.33%	1.70%	3.80%
Net investment income	1.19%	1.01%	1.03%
Portfolio turnover rate	105%	62%	45%

*	The Portfolio commenced operations on April 30, 2012.

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager, State Street or Boston Financial Data Services, Inc., the Fund’s transfer agent and dividend disbursing agent; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. A period of less than one year is not annualized.

(b)	Annualized for a period of less than one year.

(c)	Amount is less than $0.01 per share.
Prospectus45

Lazard Retirement Series Other Performance of the Investment Manager

This is not the Portfolios’ performance.

The Portfolios’ investment objectives, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”).

Each chart below shows the historical investment performance for a composite (each, a “Composite”) of Other Accounts that correspond to the referenced Portfolio. Each Composite’s performance is compared to an appropriate securities market index (each of which is unmanaged, has no fees or costs and is not available for investment).

The Other Accounts are portfolios separate and distinct from the corresponding Portfolio. Therefore, the performance information of the Other Accounts should not be considered a substitute for a Portfolio’s own performance information, nor indicative of the future performance of the Portfolio.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies, such as the Portfolios, by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the Other Accounts.

The performance results are presented net of all fees and expenses (other than custody fees, except for any mutual funds, for which results include all fees). With respect to the Other Accounts that do not pay management fees, a hypothetical management fee has been deducted equal to the highest rate that would have been charged by the Investment Manager to a comparable fee-paying account. The Portfolios bear fees and operational expenses not typically borne by managed accounts such as the Other Accounts (including distribution and servicing fees of Service Shares). Performance shown below would have been lower if the Other Accounts had been subject to the fees and expenses of the corresponding Portfolio.

Additionally, although it is anticipated that each Portfolio and its corresponding Other Accounts will hold similar securities, the investment results of a Portfolio and its corresponding Other Accounts are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that each Portfolio and its corresponding Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of each Composite, are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

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US STRATEGIC EQUITY COMPOSITE PERFORMANCE OF OTHER ACCOUNTS

Annual Total Returns for the Year Ended December 31,	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014

US Strategic Equity Composite	6.3%	18.1%	1.2%	–34.5%	29.2%	13.8%	1.9%	16.1%	29.3%	15.7%

S&P 500 Index*	4.9%	15.8%	5.5%	–37.0%	26.5%	15.1%	2.1%	16.0%	32.4%	13.7%

Average Annual Total Returns (for the periods ended December 31, 2014)	Inception Date	One Year	Three Years	Five Years	Ten Years

US Strategic Equity Composite	3/1/98**	15.7%	20.2%	15.0%	8.0%

S&P 500 Index*	N/A	13.7%	20.4%	15.5%	7.7%

*

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries.

**	Inception date of the oldest Other Account in the US Strategic Equity Composite.

US SMALL-MID CAP EQUITY COMPOSITE PERFORMANCE OF OTHER ACCOUNTS

Annual Total Returns for the Year Ended December 31,	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014

US Small-Mid Cap Equity Composite	9.0%	20.8%	0.2%	–36.2%	55.5%	23.8%	-9.0%	15.0%	35.9%	11.6%

Russell 2500 Index*	8.1%	16.2%	1.4%	-36.8%	34.4%	26.7%	–2.5%	17.9%	36.8%	7.1%

Average Annual Total Returns (for the periods ended December 31, 2014)	Inception Date	One Year	Three Years	Five Years	Ten Years

US Small-Mid Cap Equity Composite	5/1/00**	11.6%	20.4%	14.5%	9.9%

Russell 2500 Index*	N/A	7.1%	20.0%	16.4%	8.7%

*	The Russell 2500 Index is comprised of the 2,500 smallest US companies included in the Russell 3000 Index (which consists of the 3,000 largest US companies by capitalization).

**	Inception date of the oldest Other Account in the US Small-Mid Cap Equity Composite.
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For more information about the Portfolios, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible at least until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-8090. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112-6300 • 800-823-6300 • www.LazardNet.com

Lazard Retirement Series Prospectus
May 1, 2015

Equity
Lazard Retirement US Strategic Equity Portfolio

Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

▲

2	Summary Section	Carefully review this important section for
2	Lazard Retirement US Strategic Equity Portfolio	information on the Portfolio’s investment objective, fees and past performance and a summary of the Portfolio’s principal investment strategies and risks.

6	Investment Strategies and Investment Risks	Review this section for additional information on the Portfolio’s investment strategies and risks.

10	Fund Management	Review this section for details on the people
10	Investment Manager	and organizations who oversee the Portfolio.
10	Portfolio Management
10	Biographical Information of Principal Portfolio Managers
11	Administrator
11	Distributor
11	Custodian

12	Account Policies	Review this section for details on how shares
12	Buying Shares	are valued, how to purchase and sell shares
12	Market Timing/Excessive Trading	and payments of dividends and distributions.
13	Calculation of Net Asset Value
13	Distribution and Servicing Arrangements
14	Selling Shares
14	Dividends, Distributions and Taxes

15	Financial Highlights	Review this section for recent financial information.

16	Other Performance of the Investment Manager

	Back Cover	Where to learn more about the Portfolio.
Prospectus1

Lazard Retirement Series Summary Section

Lazard Retirement US Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts (“VA contracts”) or variable life insurance policies (“VLI policies” and, together with VA contracts, the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.70%	.70%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	1.64%	1.64%	*

Total Annual Portfolio Operating Expenses	2.59%	2.34%

Fee Waiver and Expense Reimbursement**	1.59%	1.59%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.00%	.75%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% and .75% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$102	$654	$1,232	$2,806

Investor Shares	$77	$578	$1,106	$2,553

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 72% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US companies that the Investment Manager believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

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Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement US Strategic Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/09 16.35% Worst Quarter: 12/31/08 -23.02%

Average Annual Total Returns
(for the periods ended December 31, 2014)

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	3/18/98	14.71%	14.02%	6.64%	5.48%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)		13.68%	15.45%	7.67%	5.82%

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since May 2007.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since May 2011.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since May 2003.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select team, has been with the Portfolio since February 2009.

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation

Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

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Lazard Retirement Series Investment Strategies and Investment Risks

Overview

The Fund consists of twenty separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective of the Portfolio may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies offered by the separate accounts of the Participating Insurance Companies. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by the Investment Manager. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Board monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of US companies that the Investment Manager believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500 Index (ranging from approximately $3.3 billion to $731.6 billion as of April 9, 2015). Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in exchange-traded open-end management investment companies and similar products (commonly known as ETFs), which generally pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in

6Prospectus

this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Investment Risks

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

The Portfolio also is subject to the investment risks listed below. See also the Portfolio’s Statement of Additional Information for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ETF Risk. Shares of ETFs may trade at prices that vary from their net asset values (“NAVs”), sometimes significantly. The shares of an ETF may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and the Portfolio’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Portfolio enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not

Prospectus7

available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Focused Investing Risk. The NAV of this Portfolio may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Hedging Risk. Derivative instruments, such as futures contracts or swap agreements, even when entered into for the purpose of protecting the value of Portfolio investments (hedging), may reduce returns, such as when such instruments are not well correlated with the investments seeking to be hedged. In addition, while such instruments may protect the value of Portfolio investments from a decline in value, the entry into such contracts for hedging purposes would limit any gains associated with the investments being hedged. The Portfolio’s ability to fully hedge its risk may be further limited by regulatory and other constraints.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

The global financial crisis that began in 2008 has caused unprecedented volatility in the markets. The US government and the Board of Governors of the Federal Reserve System, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the liquidity and value of certain securities.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

8Prospectus

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. The Portfolio generally invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $197 billion as of December 31, 2014. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .70% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2014, the Investment Manager waived all of its management fee resulting in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of 0%.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Portfolio’s semi-annual report to shareholders for the period ended June 30, 2014.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% and .75% of, the average daily net assets of the Portfolio’s Service Shares and Investor Shares respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

Christopher H. Blake (since May 2007), Martin Flood (since May 2011), Andrew D. Lacey# (since May 2003) and Ronald Temple (since February 2009)

#	In addition to his oversight responsibility as described below, Mr. Lacey is a member of the portfolio management team.

Biographical Information of Principal Portfolio Managers

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the Investment Manager.

Martin Flood, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of US and Global strategies. He also is a portfolio

10Prospectus

manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams and the Fundamental Long/Short team. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Ronald Temple, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select team. He also is a Co-Director of Research and has primary research coverage of the financials sector. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of non-US securities.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the

12Prospectus

exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Calculation of Net Asset Value

The Fund determines the NAV of the Portfolio’s share Classes as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of 0.25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering

Prospectus13

of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the rule 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Annual year end distribution estimates are expected to be available on or about November 19, 2015 at www.LazardNet.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the 2014 fiscal year that were not distributed by December 31, 2014) are expected to be available on or about August 19, 2015 at www.LazardNet.com or by calling (800) 823-6300.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

14Prospectus

Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information for all fiscal years or periods shown except the fiscal year ended December 31, 2014 was audited by other auditors. The information for the fiscal year ended December 31, 2014 has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT US STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$12.02	$10.44	$9.26	$9.18	$8.19

Income from investment operations:
Net investment income	0.09	0.11	0.12	0.10	0.06
Net realized and unrealized gain	1.68	2.80	1.18	0.08	0.99

Total from investment operations	1.77	2.91	1.30	0.18	1.05

Less distributions from:
Net investment income	(0.09)	(0.11)	(0.12)	(0.10)	(0.06)
Net realized gains	(1.55)	(1.22)	—	—	—

Total distributions	(1.64)	(1.33)	(0.12)	(0.10)	(0.06)

Net asset value, end of year	$12.15	$12.02	$10.44	$9.26	$9.18

Total Return (a)	14.71%	28.07%	14.01%	1.96%	12.85%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$12,391	$8,944	$6,702	$6,008	$6,172
Ratios to average net assets:
Net expenses	1.00%	1.00%	1.00%	1.00%	1.22%
Gross expenses	2.59%	2.88%	3.23%	3.37%	3.84%
Net investment income	0.79%	0.97%	1.16%	1.04%	0.68%
Portfolio turnover rate	72%	66%	59%	50%	55%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

Prospectus15

Lazard Retirement Series Other Performance of the Investment Manager

This is not the Portfolio’s performance.

The Portfolio’s investment objectives, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”).

The chart below shows the historical investment performance for a composite (the “Composite”) of Other Accounts that corresponds to the Portfolio. The Composite’s performance is compared to an appropriate securities market index (which is unmanaged, has no fees or costs and is not available for investment).

The Other Accounts are portfolios separate and distinct from the Portfolio. Therefore, the performance information of the Other Accounts should not be considered a substitute for the Portfolio’s own performance information, nor indicative of the future performance of the Portfolio.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies, such as the Portfolio, by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the Other Accounts.

The performance results are presented net of all fees and expenses (other than custody fees, except for any mutual funds, for which results include all fees). With respect to the Other Accounts that do not pay management fees, a hypothetical management fee has been deducted equal to the highest rate that would have been charged by the Investment Manager to a comparable fee-paying account. The Portfolio bears fees and operational expenses not typically borne by managed accounts such as the Other Accounts (including distribution and servicing fees of Service Shares). Performance shown below would have been lower if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and its corresponding Other Accounts will hold similar securities, the investment results of the Portfolio and its corresponding Other Accounts are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and its corresponding Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the Composite, are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

16Prospectus

US STRATEGIC EQUITY COMPOSITE PERFORMANCE OF OTHER ACCOUNTS

Annual Total Returns for the Year Ended December 31,	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014

US Strategic Equity Composite	6.3%	18.1%	1.2%	–34.5%	29.2%	13.8%	1.9%	16.1%	29.3%	15.7%

S&P 500 Index*	4.9%	15.8%	5.5%	–37.0%	26.5%	15.1%	2.1%	16.0%	32.4%	13.7%

Average Annual Total Returns (for the periods ended December 31, 2014)	Inception Date	One Year	Three Years	Five Years	Ten Years

US Strategic Equity Composite	3/1/98**	15.7%	20.2%	15.0%	8.0%

S&P 500 Index*	N/A	13.7%	20.4%	15.5%	7.7%

*

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries.

**	Inception date of the oldest Other Account in the US Strategic Equity Composite.
Prospectus17

For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible at least until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-8090. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112-6300 • 800-823-6300 • www.LazardNet.com

Lazard Retirement Series Prospectus
May 1, 2015

Equity
Lazard Retirement US Small-Mid Cap Equity Portfolio

Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

2	Summary Section	Carefully review this important section for
2	Lazard Retirement US Small-Mid Cap Equity Portfolio	information on the Portfolio’s investment
objective, fees and past performance and a
summary of the Portfolio’s principal investment
strategies and risks.

6	Investment Strategies and Investment Risks	Review this section for additional information on the Portfolio’s investment strategies and risks.

10	Fund Management	Review this section for details on the people
10	Investment Manager	and organizations who oversee the Portfolio.
10	Portfolio Management
10	Biographical Information of Principal Portfolio Managers
11	Administrator
11	Distributor
11	Custodian

12	Account Policies	Review this section for details on how shares
12	Buying Shares	are valued, how to purchase and sell shares
12	Market Timing/Excessive Trading	and payments of dividends and distributions.
13	Calculation of Net Asset Value
13	Distribution and Servicing Arrangements
14	Selling Shares
14	Dividends, Distributions and Taxes

15	Financial Highlights	Review this section for recent financial information.

16	Other Performance of the Investment Manager

	Back Cover	Where to learn more about the Portfolio.
Prospectus1

Lazard Retirement Series Summary Section

Lazard Retirement US Small-Mid Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts (“VA contracts”) or variable life insurance policies (“VLI policies” and, together with VA contracts, the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.32%	.32%	*

Total Annual Portfolio Operating Expenses	1.32%	1.07%

Fee Waiver and Expense Reimbursement**	.07%	.07%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 127	$411	$717	$1,584

Investor Shares	$ 102	$333	$583	$1,299

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

2Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid cap US companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $4.4 million to $19.6 billion as of April 9, 2015).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Prospectus3

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement US Small-Mid Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/09 29.26% Worst Quarter: 12/31/08 –29.16%

Average Annual Total Returns
(for the periods ended December 31, 2014)

The Russell 2000/2500 Linked Index shown in the table is an unmanaged index created by the Investment Manager, which links the performance of the Russell 2000® Index for all periods through May 31, 2009 (when the Portfolio’s investment focus was changed from small cap companies to small-mid cap companies) and the Russell 2500 Index for all periods thereafter.

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	11/4/97	11.03%	13.24%	7.30%	8.06%

Russell 2500 Index (reflects no deduction for fees, expenses or taxes)		7.07%	16.36%	8.72%	8.87%

Russell 2000/2500 Linked Index (reflects no deduction for fees, expenses or taxes)		7.07%	16.36%	8.30%	7.71%

4Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Daniel Breslin, portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity team, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since 2014.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since May 2003.

Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation

Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

Prospectus5

Lazard Retirement Series Investment Strategies and Investment Risks

Overview

The Fund consists of twenty separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective of the Portfolio may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies offered by the separate accounts of the Participating Insurance Companies. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by the Investment Manager. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Board monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of small to mid capitalization US companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index (ranging from approximately $4.4 million to $19.6 billion as of April 9, 2015). Because “small-mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio invests may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small-mid cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research analysts.

The Investment Manager believes that contribution of ideas from multiple sources within the firm benefits the generation of investment ideas for consideration by the Portfolio’s portfolio management team. Companies selected for investment in the Portfolio generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

•	sustainable returns

•	strong free cash flow with balance sheet flexibility

•	attractive valuation, utilizing peer group and historical comparisons
6Prospectus

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in exhange-traded open-end management investment companies and similar products (commonly known as ETFs), which generally pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Investment Risks

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

The Portfolio also is subject to the investment risks listed in the table below. See also the Portfolio’s Statement of Additional Information for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition

Prospectus7

of investments denominated in emerging market currencies.

ETF Risk. Shares of ETFs may trade at prices that vary from their net asset values (“NAVs”), sometimes significantly. The shares of an ETF may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and the Portfolio’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Portfolio enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Focused Investing Risk. The NAV of this Portfolio may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Hedging Risk. Derivative instruments, such as futures contracts or swap agreements, even when entered into for the purpose of protecting the value of Portfolio investments (hedging), may reduce returns, such as when such instruments are not well correlated with the investments seeking to be hedged. In addition, while such instruments may protect the value of Portfolio investments from a decline in value, the entry into such contracts for hedging purposes would limit any gains associated with the investments being hedged. The Portfolio’s ability to fully hedge its risk may be further limited by regulatory and other constraints.

High Portfolio Turnover Risk. The Portfolio’s investment strategies may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to a Portfolio’s shareholders, which will reduce returns to shareholders.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective

8Prospectus

earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

The global financial crisis that began in 2008 has caused unprecedented volatility in the markets. The US government and the Board of Governors of the Federal Reserve System, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the liquidity and value of certain securities.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. The Portfolio generally invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $197 billion as of December 31, 2014. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2014, the Investment Manager waived a portion of its management fee resulting in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of .68%.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio and the Investment Manager is available in the Portfolio’s semi-annual report to shareholders for the period ended June 30, 2014.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse each Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of each portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

Daniel Breslin (since May 2007), Michael DeBernardis (since October 2010), Martin Flood (since 2014) and Andrew D. Lacey# (since May 2003)

#	As a Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Biographical Information of Principal Portfolio Managers

Daniel Breslin, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity team. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney. He began working in the investment field in 1996.

Martin Flood, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the

10Prospectus

Global Equity Select and Fundamental Long/Short teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of US and Global strategies. He also is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams and the Fundamental Long/Short team. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of non-US securities.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the

12Prospectus

exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Calculation of Net Asset Value

The Fund determines the NAV of the Portfolio’s share Classes as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of 0.25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering

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of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the rule 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Annual year end distribution estimates are expected to be available on or about November 19, 2015 at www.LazardNet.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the 2014 fiscal year that were not distributed by December 31, 2014) are expected to be available on or about August 19, 2015 at www.LazardNet.com or by calling (800) 823-6300.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

14Prospectus

Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information for all fiscal years or periods shown except the fiscal year ended December 31, 2014 was audited by other auditors. The information for the fiscal year ended December 31, 2014 has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$8.71	$7.30	$9.26	$11.04	$9.68

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	(0.01)	(0.01)	0.03
Net realized and unrealized gain (loss)	0.94	2.53	0.95	(1.01)	2.27

Total from investment operations	0.92	2.50	0.94	(1.02)	2.30

Less distributions from:
Net investment income	—	—	—	—	(0.03)
Net realized gains	(1.45)	(1.09)	(2.90)	(0.76)	(0.91)

Total distributions	(1.45)	(1.09)	(2.90)	(0.76)	(0.94)

Net asset value, end of year	$8.18	$8.71	$7.30	$9.26	$11.04

Total Return (a)	11.03%	35.08%	10.38%	–9.07%	23.72%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$63,491	$58,923	$46,978	$180,524	$146,644
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.20%	1.15%	1.18%
Gross expenses	1.32%	1.35%	1.20%	1.15%	1.18%
Net investment income (loss)	–0.20%	–0.33%	–0.06%	–0.16%	0.29%
Portfolio turnover rate	92%	101%	74%	98%	122%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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Lazard Retirement Series Other Performance of the Investment Manager

This is not the Portfolio’s performance.

The Portfolio’s investment objectives, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”).

The chart below shows the historical investment performance for a composite (the “Composite”) of Other Accounts that corresponds to the Portfolio. The Composite’s performance is compared to an appropriate securities market index (which is unmanaged, has no fees or costs and is not available for investment).

The Other Accounts are portfolios separate and distinct from the Portfolio. Therefore, the performance information of the Other Accounts should not be considered a substitute for the Portfolio’s own performance information, nor indicative of the future performance of the Portfolio.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies, such as the Portfolio, by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the Other Accounts.

The performance results are presented net of all fees and expenses (other than custody fees, except for any mutual funds, for which results include all fees). With respect to the Other Accounts that do not pay management fees, a hypothetical management fee has been deducted equal to the highest rate that would have been charged by the Investment Manager to a comparable fee-paying account. The Portfolio bears fees and operational expenses not typically borne by managed accounts such as the Other Accounts (including distribution and servicing fees of Service Shares). Performance shown below would have been lower if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and its corresponding Other Accounts will hold similar securities, the investment results of the Portfolio and its corresponding Other Accounts are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and its corresponding Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

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US SMALL-MID CAP EQUITY COMPOSITE PERFORMANCE OF OTHER ACCOUNTS

Annual Total Returns for the Year Ended December 31,	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014

US Small-Mid Cap Equity Composite	9.0%	20.8%	0.2%	–36.2%	55.5%	23.8%	-9.0%	15.0%	35.9%	11.6%

Russell 2500 Index*	8.1%	16.2%	1.4%	-36.8%	34.4%	26.7%	–2.5%	17.9%	36.8%	7.1%

Average Annual Total Returns (for the periods ended December 31, 2014)	Inception Date	One Year	Three Years	Five Years	Ten Years

US Small-Mid Cap Equity Composite	5/1/00**	11.6%	20.4%	14.5%	9.9%

Russell 2500 Index*	N/A	7.1%	20.0%	16.4%	8.7%

*	The Russell 2500 Index is comprised of the 2,500 smallest US companies included in the Russell 3000 Index (which consists of the 3,000 largest US companies by capitalization).

**	Inception date of the oldest Other Account in the US Small-Mid Cap Equity Composite.
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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible at least until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-8090. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112-6300 • 800-823-6300 • www.LazardNet.com

Lazard Retirement Series Prospectus
May 1, 2015

Equity
Lazard Retirement International Equity Portfolio

Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

2	Summary Section	Carefully review this important section for
2	Lazard Retirement International Equity Portfolio	information on the Portfolio’s investment
objective, fees and past performance and a
summary of the Portfolio’s principal investment
strategies and risks.

7	Investment Strategies and Investment Risks	Review this section for additional information on the Portfolio’s investment strategies and risks.

10	Fund Management	Review this section for details on the people
10	Investment Manager	and organizations who oversee the Portfolio.
10	Portfolio Management
10	Biographical Information of Principal Portfolio Managers
11	Administrator
11	Distributor
11	Custodian

12	Account Policies	Review this section for details on how shares
12	Buying Shares	are valued, how to purchase and sell shares
12	Market Timing/Excessive Trading	and payments of dividends and distributions.
13	Calculation of Net Asset Value
13	Distribution and Servicing Arrangements
14	Selling Shares
14	Dividends, Distributions and Taxes

15	Financial Highlights	Review this section for recent financial information.

	Back Cover	Where to learn more about the Portfolio.
Prospectus1

Lazard Retirement Series Summary Section

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts (“VA contracts”) or variable life insurance policies (“VLI policies” and, together with VA contracts, the “Policies” and each a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.09%	.09%	*

Total Annual Portfolio Operating Expenses	1.09%	.84%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$111	$347	$601	$1,329

Investor Shares	$86	$268	$466	$1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $1.6 billion to $274.4 billion as of April 9, 2015) that Lazard Asset Management LLC (the “Investment Manager”) believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

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Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/09 19.00% Worst Quarter: 9/30/11 –17.92%

Average Annual Total Returns
(for the periods ended December 31, 2014)

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	9/1/98	–4.21%	6.75%	4.77%	4.23%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		–4.90%	5.33%	4.43%	4.84%

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since November 2005.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Kevin J. Matthews, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2013.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since May 2003.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since September 1998.

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Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation

Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

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Lazard Retirement Series Investment Strategies and Investment Risks

Overview

The Fund consists of twenty separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective of the Portfolio may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies offered by the separate accounts of the Participating Insurance Companies. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by the Investment Manager. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors (the “Board”) monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $1.6 billion to $274.4 billion as of April 9, 2015) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may invest in exchange-traded open-end management investment companies and similar products (commonly known as ETFs), which generally pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

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When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Investment Risks

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

The Portfolio also is subject to the investment risks listed below. See also the Portfolio’s Statement of Additional Information for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ETF Risk. Shares of ETFs may trade at prices that vary from their net asset values (“NAVs”), sometimes significantly. The shares of an ETF may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”) in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and the Portfolio’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Portfolio enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of

8Prospectus

funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Hedging Risk. Derivative instruments, such as futures contracts or swap agreements, even when entered into for the purpose of protecting the value of Portfolio investments (hedging), may reduce returns, such as when such instruments are not well correlated with the investments seeking to be hedged. In addition, while such instruments may protect the value of Portfolio investments from a decline in value, the entry into such contracts for hedging purposes would limit any gains associated with the investments being hedged. The Portfolio’s ability to fully hedge its risk may be further limited by regulatory and other constraints.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

The global financial crisis that began in 2008 has caused unprecedented volatility in the markets. The US government and the Board of Governors of the Federal Reserve System, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the liquidity and value of certain securities.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Value Investing Risk. The Portfolio generally invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $197 billion as of December 31, 2014. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Portfolio’s semi-annual report to shareholders for the period ended June 30, 2014.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .85% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

Michael G. Fry (since November 2005), Michael A. Bennett and Michael Powers (each since May 2003), Kevin J. Matthews (since May 2013) and John R. Reinsberg# (since September 1998)

#	In addition to his oversight responsibility as described below, Mr. Reinsberg is a member of the portfolio management team.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Kevin J. Matthews, a Managing Director of the Investment Manager, is a portfolio manager/analyst

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on various of the Investment Manager’s International Equity teams. Prior to joining the International Equity teams, Mr. Matthews was a research analyst with a background in financial, automotive, aerospace and capital goods sectors. He began working in the investment field in 2001 when he joined the Investment Manager.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of non-US securities.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the

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exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The Fund determines the NAV of the Portfolio’s share Classes as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of 0.25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying

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other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the rule 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Annual year end distribution estimates are expected to be available on or about November 19, 2015 at www.LazardNet.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the 2014 fiscal year that were not distributed by December 31, 2014) are expected to be available on or about August 19, 2015 at www.LazardNet.com or by calling (800) 823-6300.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

14Prospectus

Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information for all fiscal years or periods shown except the fiscal year ended December 31, 2014 was audited by other auditors. The information for the fiscal year ended December 31, 2014 has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$13.26	$11.12	$9.33	$10.28	$9.76

Income (loss) from investment operations:
Net investment income	0.21	0.17	0.19	0.18	0.12
Net realized and unrealized gain (loss)	(0.76)	2.13	1.78	(0.93)	0.53

Total from investment operations	(0.55)	2.30	1.97	(0.75)	0.65

Less distributions from:
Net investment income	(0.21)	(0.16)	(0.18)	(0.20)	(0.13)

Total distributions	(0.21)	(0.16)	(0.18)	(0.20)	(0.13)

Net asset value, end of year	$12.50	$13.26	$11.12	$9.33	$10.28

Total Return (a)	–4.21%	20.76%	21.11%	–7.27%	6.72%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$690,324	$689,512	$592,437	$513,882	$471,030
Ratios to average net assets:
Net expenses	1.09%	1.10%	1.10%	1.12%	1.14%
Gross expenses	1.09%	1.10%	1.10%	1.12%	1.14%
Net investment income	1.59%	1.41%	1.80%	1.89%	1.41%
Portfolio turnover rate	34%	40%	43%	39%	53%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible at least until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-8090. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112-6300 • 800-823-6300 • www.LazardNet.com

Lazard Retirement Series Prospectus
May 1, 2015

Emerging Markets
Lazard Retirement Emerging Markets Equity Portfolio
Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

2	Summary Section	Carefully review this important section for
2	Lazard Retirement Emerging Markets Equity Portfolio	information on the Portfolio’s investment objective, fees and past performance and a summary of the Portfolio’s principal investment strategies and risks.

7	Investment Strategies and Investment Risks	Review this section for additional information on the Portfolio’s investment strategies and risks.

10	Fund Management	Review this section for details on the people
10	Investment Manager	and organizations who oversee the Portfolio.
10	Portfolio Management
10	Biographical Information of Principal Portfolio Managers
11	Administrator
11	Distributor
11	Custodian

12	Account Policies	Review this section for details on how shares
12	Buying Shares	are valued, how to purchase and sell shares
12	Market Timing/Excessive Trading	and payments of dividends and distributions.
13	Calculation of Net Asset Value
14	Distribution and Servicing Arrangements
14	Selling Shares
14	Dividends, Distributions and Taxes

15	Financial Highlights	Review this section for recent financial information.

	Back Cover	Where to learn more about the Portfolio.
Prospectus1

Lazard Retirement Series Summary Section

This Portfolio is closed to investment by new participants. See page 12 for more information.

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts (“VA contracts”) or variable life insurance policies (“VLI policies” and, together with VA contracts, the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.13%	.14%

Total Annual Portfolio Operating Expenses	1.38%	1.14%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$140	$437	$755	$1,657

Investor Shares	$116	$362	$628	$1,386

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that Lazard Asset Management LLC (the “Investment Manager”) believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI® Emerging Markets® Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

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Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 34.36% Worst Quarter: 12/31/08 -31.03%

Average Annual Total Returns
(for the periods ended December 31, 2014)

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Service Shares	11/4/97	–4.64%	2.95%	9.40%	7.90%

Investor Shares	5/1/06	–4.38%	3.21%	N/A	4.91%

MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)		–2.19%	1.78%	8.43%	7.10% (Service) 3.71% (Investor)

4Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since November 2001.

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since May 2007.

Monika Shrestha, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since December 2014.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since November 1997.

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Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation

Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

6Prospectus

Lazard Retirement Series Investment Strategies and Investment Risks

Overview

The Fund consists of twenty separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective of the Portfolio may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies offered by the separate accounts of the Participating Insurance Companies. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by the Investment Manager. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors (the “Board”) monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

Lazard Retirement Emerging Markets Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Portfolio may invest in exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as ETFs).

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a

Prospectus7

significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Investment Risks

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

The Portfolio also is subject to the investment risks listed below. See also the Portfolio’s Statement of Additional Information for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ETF Risk. Shares of ETFs may trade at prices that vary from their net asset values (“NAVs”), sometimes significantly. The shares of an ETF may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”) in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and the Portfolio’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Portfolio enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A portfolio’s investments could be adversely affected by delays

8Prospectus

in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Hedging Risk. Derivative instruments, such as futures contracts or swap agreements, even when entered into for the purpose of protecting the value of Portfolio investments (hedging), may reduce returns, such as when such instruments are not well correlated with the investments seeking to be hedged. In addition, while such instruments may protect the value of Portfolio investments from a decline in value, the entry into such contracts for hedging purposes would limit any gains associated with the investments being hedged. The Portfolio’s ability to fully hedge its risk may be further limited by regulatory and other constraints.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

The global financial crisis that began in 2008 has caused unprecedented volatility in the markets. The US government and the Board of Governors of the Federal Reserve System, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the liquidity and value of certain securities.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Value Investing Risk. The Portfolio generally invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

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Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $197 billion as of December 31, 2014. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Portfolio’s semi-annual report to shareholders for the period ended June 30, 2014.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.55% and 1.30% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

James M. Donald (since November 2001), Rohit Chopra (since May 2007), Monika Shrestha (since December 2014) and John R. Reinsberg# (since November 1997)

#	As a Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing the Portfolio but is not responsible for its day-to-day management.

Biographical Information of Principal Portfolio Managers

Rohit Chopra, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a Chartered Financial Analyst Charterholder.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment

10Prospectus

Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Monika Shrestha, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, responsible for research coverage of companies in the financials sector. Prior to joining the Investment Manager in 2003, Ms. Shrestha was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. Ms. Shrestha began working in the investment field in 1997.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of non-US securities.

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Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Lazard Retirement Emerging Markets Equity Portfolio Closed to New Participants

Effective as of the close of business on July 19, 2010, the Portfolio was closed to investment through new insurance companies. Investors may continue to invest and open new accounts in the Portfolio through Participating Insurance Companies with Policies through which the Portfolio was available as of July 19, 2010. Currently, no investors other than those purchasing through these Participating Insurance Companies may purchase shares of the Portfolio.

The Fund may make certain exceptions or otherwise modify this policy at any time. The Fund also reserves the right to further close the Portfolio to investors at any time (including to current investors) or to open the Portfolio to all eligible investors at any future date.

For questions about the Portfolio, please call (800) 823-6300.

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary

12Prospectus

may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The Fund determines the NAV of the Portfolio’s share Classes as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’

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NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of 0.25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the rule 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Annual year end distribution estimates are expected to be available on or about November 19, 2015 at www.LazardNet.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the 2014 fiscal year that were not distributed by December 31, 2014) are expected to be available on or about August 19, 2015 at www.LazardNet.com or by calling (800) 823-6300.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

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Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five years of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information for all fiscal years or periods shown except the fiscal year ended December 31, 2014 was audited by other auditors. The information for the fiscal year ended December 31, 2014 has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Service Shares
Net asset value, beginning of year	$21.51	$22.22	$18.71	$23.33	$19.23

Income (loss) from investment operations:
Net investment income (a)	0.37	0.31	0.33	0.44	0.34
Net realized and unrealized gain (loss)	(1.35)	(0.58)	3.78	(4.64)	4.02

Total from investment operations	(0.98)	(0.27)	4.11	(4.20)	4.36

Less distributions from:
Net investment income	(0.37)	(0.31)	(0.35)	(0.42)	(0.26)
Net realized gains	(0.20)	(0.13)	(0.25)	—	—

Total distributions	(0.57)	(0.44)	(0.60)	(0.42)	(0.26)

Net asset value, end of year	$19.96	$21.51	$22.22	$18.71	$23.33

Total Return (b)	–4.64%	–1.24%	22.05%	–18.00%	22.69%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$859,747	$846,233	$734,699	$580,370	$581,859
Ratios to average net assets:
Net expenses	1.38%	1.38%	1.39%	1.42%	1.46%
Gross expenses	1.38%	1.38%	1.39%	1.42%	1.46%
Net investment income	1.66%	1.42%	1.57%	2.04%	1.66%
Portfolio turnover rate	12%	14%	23%	19%	27%

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Investor Shares
Net asset value, beginning of year	$21.28	$21.99	$18.52	$23.17	$19.13

Income (loss) from investment operations:
Net investment income (a)	0.42	0.37	0.38	0.50	0.38
Net realized and unrealized gain (loss)	(1.34)	(0.59)	3.74	(4.62)	4.01

Total from investment operations	(0.92)	(0.22)	4.12	(4.12)	4.39

Less distributions from:
Net investment income	(0.42)	(0.36)	(0.40)	(0.53)	(0.35)
Net realized gains	(0.20)	(0.13)	(0.25)	—	—

Total distributions	(0.62)	(0.49)	(0.65)	(0.53)	(0.35)

Net asset value, end of year	$19.74	$21.28	$21.99	$18.52	$23.17

Total Return (b)	–4.38%	–1.01%	22.34%	–17.79%	23.05%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$229,855	$260,330	$282,596	$244,320	$339,899
Ratios to average net assets:
Net expenses	1.14%	1.14%	1.14%	1.17%	1.21%
Gross expenses	1.14%	1.14%	1.14%	1.17%	1.21%
Net investment income	1.91%	1.71%	1.85%	2.31%	1.83%
Portfolio turnover rate	12%	14%	23%	19%	27%

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible at least until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-8090. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112-6300 • 800-823-6300 • www.LazardNet.com

Lazard Retirement Series Prospectus
May 1, 2015

Asset Allocation
Lazard Retirement Global Dynamic Multi Asset Portfolio
Service Shares and Investor Shares

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series Table of Contents

2	Summary Section	Carefully review this important section for
2	Lazard Retirement Global Dynamic Multi Asset Portfolio	information on the Portfolio’s investment
objective, fees and past performance and a
summary of the Portfolio’s principal investment
strategies and risks.

9	Investment Strategies and Investment Risks	Review this section for additional information on the Portfolio’s investment strategies and risks.

15	Fund Management	Review this section for details on the people
15	Investment Manager	and organizations who oversee the Portfolio.
15	Portfolio Management
15	Biographical Information of Principal Portfolio Managers
15	Administrator
15	Distributor
15	Custodian

16	Account Policies	Review this section for details on how shares
16	Buying Shares	are valued, how to purchase and sell shares
16	Market Timing/Excessive Trading	and payments of dividends and distributions.
17	Calculation of Net Asset Value
17	Distribution and Servicing Arrangements
18	Selling Shares
18	Dividends, Distributions and Taxes

19	Financial Highlights	Review this section for recent financial information.

	Back Cover	Where to learn more about the Portfolio.
Prospectus1

Lazard Retirement Series Summary Section

Lazard Retirement Global Dynamic Multi Asset Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts (“VA contracts”) or variable life insurance policies (“VLI policies” and, together with VA contracts, the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.85%	.85%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.23%	.23%	*

Total Annual Portfolio Operating Expenses	1.33%	1.08%

Fee Waiver and Expense Reimbursement**	.28%	.28%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.05%	.80%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .80% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$107	$394	$702	$1,577

Investor Shares	$82	$316	$568	$1,292

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 105% of the average value of its portfolio.

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Principal Investment Strategies

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

•

invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

•	invest in exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as ETFs)

•	invest in securities of companies of any size or market capitalization

•	invest in debt securities of any maturity or duration

•

invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Group (“S&P”) (“junk bonds”) or securities that are unrated

•

enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the

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issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Value Investing and Growth Investing Risks. The Portfolio may invest a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The Portfolio also may invest a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Quantitative Model Risk. The success of the Portfolio depends upon effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments

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in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

ETF Risk. Any investments in ETFs are subject to the risks of the investments of the ETFs, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any ETFs in which the Portfolio invests. Shares of ETFs in which the Portfolio invests may trade at prices that vary from their net asset values (“NAVs”), sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Forward Currency Contracts and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Swap agreements, forward currency contracts, over-the-counter options on securities, indexes and currencies, structured notes and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security, index or currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs.

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Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi Asset Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 12/31/13 7.27% Worst Quarter: 9/30/14 –2.44%

Average Annual Total Returns
(for the periods ended December 31, 2014)

The 50% MSCI World Index/50% Barclays Capital Global Aggregate Bond Index shown in the table is an unmanaged index created by the Investment Manager and is a 50/50 blend of the MSCI® World Index and the Barclays Capital Global Aggregate Bond® Index.

	Inception Date	1 Year	Since Inception

Service Shares	4/30/12	2.70%	10.23%

MSCI World Index (reflects no deduction for fees, expenses or taxes)		4.94%	13.29%

50% MSCI World Index/50% Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.80%	6.61%

6Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Jai Jacob, portfolio manager/analyst on the Investment Manager’s Multi Asset team, has been with the Portfolio since April 2012.

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi Asset team, has been with the Portfolio since May 2013.

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Purchase and Sale of Portfolio Shares

Portfolio shares are currently offered only to Participating Insurance Companies. Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies.

Tax Information

Owners of the Policies offered by the separate accounts of Participating Insurance Companies should consult the prospectuses or other disclosure documents of the separate accounts regarding the federal tax consequences of investing in the Portfolio through a separate account.

Financial Intermediary Compensation

Payments to Participating Insurance Companies and Financial Intermediaries

The Portfolio and the Investment Manager and its affiliates may pay Participating Insurance Companies, or their affiliates, for the sale of Portfolio shares and related services. Participating Insurance Companies, or their affiliates, may pay broker-dealers or other financial intermediaries that sell Policies for the sale of shares of the Portfolio and related services. When received by a Participating Insurance Company, such payments may be a factor that the Participating Insurance Company considers in including the Portfolio as an investment option in its Policies. The prospectus or other disclosure document for the Policies may contain additional information about these payments. When received by a financial intermediary, such payments may create a conflict of interest by influencing the financial intermediary and salespersons to recommend the Portfolio over other mutual funds available as investment options under a Policy. Ask the salesperson or visit the financial intermediary’s website for more information.

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Lazard Retirement Series Investment Strategies and Investment Risks

Overview

The Fund consists of twenty separate Portfolios, one of which is described in this Prospectus.

There is no guarantee that the Portfolio will achieve its investment objective. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The investment objective of the Portfolio may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of the Portfolio can be found in the current annual/semi-annual report (see back cover).

The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies offered by the separate accounts of the Participating Insurance Companies. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by the Investment Manager. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Board monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

Investment Strategies

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies. Quantitative analysis includes statistical analysis of portfolio risks and performance characteristics, factor dependencies and trading tendencies. Qualitative analysis includes analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

The Investment Manager engages in fundamental analysis (including credit analysis) while taking into account macroeconomic and other considerations in selecting investment opportunities. The allocation among the Investment Manager’s strategies may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions, and at any given time the Portfolio’s assets may not be allocated to all strategies. The investment philosophy employed for the Portfolio is based on an understanding that the current economic environment can be coupled with research into the drivers of (and risks to) outperformance in the strategies in which the Portfolio invests to create a blend of strategies aligned with the economic cycle.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

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•

invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

•	invest in ETFs and similar products, which generally pursue a passive index-based strategy

•	invest in securities of companies of any size or market capitalization

•	invest in debt securities of any maturity or duration

•

invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or securities that are unrated

•

enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Debt securities in which the Portfolio may invest (as a consequence of allocating its assets among various of the Investment Manager’s investment strategies) include debt securities issued or guaranteed by governments, government agencies or supranational bodies or US and non- US companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade bonds (“junk bonds”), convertible securities, commercial paper, collateralized debt obligations, short- and medium-term obligations and other fixed-income obligations.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

The Portfolio considers an issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US as doing a substantial amount of business outside the US. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Investment Risks

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals
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The Portfolio also is subject to the investment risks listed below. See also the Portfolios’ Statement of Additional Information for information on certain other investments in which the Portfolio may invest and other investment techniques in which the Portfolio may engage from time to time and related risks.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation between the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Derivatives Risk. Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on ETFs and exchange-traded notes), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of an ETF may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”) in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and the Portfolio’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Portfolio enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the

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Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or effective durations. Other risk factors could have an effect on the Portfolio’s performance, including:

•	if an issuer fails to make timely interest or principal payments (known as credit risk)

•

if there is a decline, or a perceived decline, in the credit quality of a fixed-income security (or any guarantor of payment on such security) the security’s value could fall, potentially lowering the Portfolio’s share price

•	during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like

Any investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Non-investment grade (“junk”) securities tend to be more volatile, less liquid and are considered speculative.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Growth Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Hedging Risk. Derivative instruments, such as futures contracts or swap agreements, even when entered into for the purpose of protecting the value of Portfolio investments (hedging), may reduce returns, such as when such instruments are not well

12Prospectus

correlated with the investments seeking to be hedged. In addition, while such instruments may protect the value of Portfolio investments from a decline in value, the entry into such contracts for hedging purposes would limit any gains associated with the investments being hedged. The Portfolio’s ability to fully hedge its risk may be further limited by regulatory and other constraints.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

The global financial crisis that began in 2008 has caused unprecedented volatility in the markets. The US government and the Board of Governors of the Federal Reserve System, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the liquidity and value of certain securities.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Quantitative Model Risk. The success of the Portfolio depends upon effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

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Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. The Portfolio generally invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described in the strategy section, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

14Prospectus

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $197 billion as of December 31, 2014. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .85% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2014, the Investment Manager waived all or a portion of its management fee, resulting in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of .57%.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Portfolio’s semi-annual report to shareholders for the period ended June 30, 2014.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the Portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

Jai Jacob (since April 2012) and Stephen Marra (since May 2013)

Biographical Information of Principal Portfolio Managers

Jai Jacob, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Multi Asset team. Mr. Jacob began working in the investment field in 1998 when he joined the Investment Manager.

Stephen Marra, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Multi Asset team, specializing in strategy research. Prior to joining the Multi Asset team, Mr. Marra worked in Settlements, Fixed Income Risk and Quantitative Technology. He began working in the investment field in 1999 upon joining the Investment Manager.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of non-US securities.

Prospectus15

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company prior to the time the Portfolio calculates its NAV on a given business day are priced at the Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the

16Prospectus

exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio investors. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in US markets.

Calculation of Net Asset Value

The Fund determines the NAV of the Portfolio’s share Classes as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Portfolio offers Service and Investor Shares. Service and Investor Shares have different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of 0.25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying

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other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments from the Investment Manager or the Distributor out of their own resources in connection with the Participating Insurance Companies’ offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund pursuant to rule 12b-1.

The receipt of such payments pursuant to the rule 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the Participating Insurance Companies to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold each business day by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Companies on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Companies are responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently. Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participating Insurance Company. Each share Class of the Portfolio will generate a different dividend because each has different expenses.

Annual year end distribution estimates are expected to be available on or about November 19, 2015 at www.LazardNet.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the 2014 fiscal year that were not distributed by December 31, 2014) are expected to be available on or about August 19, 2015 at www.LazardNet.com or by calling (800) 823-6300.

Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

18Prospectus

Lazard Retirement Series Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information for all fiscal years or periods shown except the fiscal year ended December 31, 2014 was audited by other auditors. The information for the fiscal year ended December 31, 2014 has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the annual report, which is available upon request. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI ASSET PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Year Ended		For the Period 4/30/12* to 12/31/12
	12/31/14	12/31/13

Service Shares

Net asset value, beginning of period	$12.30	$10.54	$10.00

Income from investment operations:
Net investment income	0.11	0.06	0.03
Net realized and unrealized gain	0.23	1.99	0.54

Total from investment operations	0.34	2.05	0.57

Less distributions from:
Net investment income	(0.07)	(0.04)	— (c)
Net realized gains	(0.71)	(0.25)	(0.03)

Total distributions	(0.78)	(0.29)	(0.03)

Net asset value, end of period	$11.86	$12.30	$10.54

Total Return (a)	2.70%	19.49%	5.74%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$176,669	$99,760	$30,262
Ratios to average net assets (b):
Net expenses	1.05%	1.05%	1.05%
Gross expenses	1.33%	1.70%	3.80%
Net investment income	1.19%	1.01%	1.03%
Portfolio turnover rate	105%	62%	45%

*	The Portfolio commenced operations on April 30, 2012.

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager, State Street or Boston Financial Data Services, Inc., the Fund’s transfer agent and dividend disbursing agent; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. A period of less than one year is not annualized.

(b)	Annualized for a period of less than one year.

(c)	Amount is less than $0.01 per share.
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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible at least until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-8090. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112-6300 • 800-823-6300 • www.LazardNet.com